Taxes Payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Taxes Payable
VAT payable	¥ 12,831		¥ 11,134
Withholding individual income taxes for employees	8,114		9,970
Enterprise income taxes payable	26,690		38,281
Others	936		685
Total	¥ 48,571	$ 7,622	¥ 60,070